INVESTMENTS UNDER COST METHOD - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended				12 Months Ended		1 Months Ended								1 Months Ended	12 Months Ended
	Mar. 31, 2012 CNY	Nov. 30, 2011 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Jun. 30, 2012	Dec. 31, 2011 Tophere [Member] CNY	Nov. 30, 2007 Tophere [Member] USD ($)	Sep. 30, 2010 GCL [Member] CNY	May 31, 2010 GCL [Member] CNY	Dec. 31, 2009 GCL [Member] CNY	Jun. 30, 2012 Minimum [Member]	Jun. 30, 2012 Maximum [Member]	Dec. 31, 2012 Global Markets [Member] USD ($)	Dec. 31, 2012 Global Markets [Member] CNY	Dec. 31, 2011 Global Markets [Member] CNY	Jun. 30, 2010 Global Markets [Member] Series A and Series B Preferred Stock [Member] CNY	Dec. 31, 2012 Global Markets [Member] Series A Preferred Stock [Member]	Jun. 30, 2010 Global Markets [Member] Series A Preferred Stock [Member] USD ($)	Jun. 30, 2010 Global Markets [Member] Series A Preferred Stock [Member] CNY
Schedule of Cost-method Investments [Line Items]
Company owned preferred shares																		3,209,815
Reverse stock split																		1 for 5 reverse stock split
Preferred shares sold																			4,942,845	4,942,845
Preferred shares for cash consideration																			$ 3,875	26,448
Gain on Sale of Investment									2,967										1,392	9,186
Dividends received	4	920															6,164
Ordinary shares issued						7,459,550
Company owned preferred shares, percentage												3.03%	3.28%
Equity interest acquired								19.80%
Equity interest cash consideration								4,500
Impairment loss			3,373				3,373
Cost Investment			11,590	1,860	11,590						7,074			1,679	10,463	10,463
Proceeds from Sale of Investment									2,306	7,626